SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of financial assets measured at fair value on recurring basis) (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Marketable securities -
available-for-sale	$ 1,461,504	$ 1,354,213
Level 1 [Member]
Marketable securities -
available-for-sale	$ 1,461,504	$ 1,354,213
Level 2 [Member]
Marketable securities -
available-for-sale
Level 3 [Member]
Marketable securities -
available-for-sale